UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-04692

Emerging Markets Growth Fund, Inc.
(Exact Name of Registrant as specified in charter)

11100 Santa Monica Boulevard, 15th Floor
Los Angeles, California 90025
(Address of principal executive offices)

Registrant's telephone number, including area code: (310) 996-6000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2006

Nelson N. Lee
Capital International, Inc.
11100 Santa Monica Boulevard, 15th Floor
Los Angeles, California 90025
(name and address of agent for service)

Copies to:
Rob Helm, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments

EMERGING MARKETS GROWTH FUND

Investment portfolio
September 30, 2006

Equity securities		Value
(common and preferred stocks)	Shares	(000)

Argentina - 0.08%
BI Argentina SA (acquired 10/21/93, cost: $2,388,000) (1) (2) (3)	5,335,895	$960
Grupo Financiero Galicia SA, Class B (2)	5	-
Hidroneuquen SA (acquired 11/11/93, cost: $29,439,000) (1) (2) (4)	28,022,311	837
Nortel Inversora SA, Class B, preferred (ADR) (2)	859,000	7,551
		9,348

Brazil - 8.41%
Banco Nossa Caixa SA, ordinary nominative	1,486,700	29,654
Bradespar SA, preferred nominative	466,696	15,597
CESP - Cía. Energética de São Paulo, Class B (2)	6,995,760,100	63,119
Cía. de Bebidas das Américas - AmBev, ordinary nominative (ADR)	1,283,002	51,474
Cía. de Bebidas das Américas - AmBev, preferred nominative (ADR)	2,824,110	128,158
Cía. de Concessões Rodoviárias, ordinary nominative	3,197,200	30,907
Cía. de Saneamento de Minas Gerais, ordinary nominative	3,768,000	35,107
Cía. Energética de Minas Gerais - CEMIG, preferred nominative	894,887,000	35,139
Cía. Siderúrgica Nacional SA, ordinary nominative (ADR)	358,800	10,201
Cía. Vale do Rio Doce, Class A, preferred nominative (ADR)	1,153,112	21,344
Duratex SA, preferred nominative	1,426,000	16,247
Embraer - Empresa Brasileira de Aeronáutica SA, ordinary nominative (ADR)	1,001,600	39,333
Gafisa SA, ordinary nominative (2)	53,200	687
Gerdau SA (ADR)	699,000	9,471
Itaúsa - Investimentos Itaú SA, preferred nominative	8,875,837	36,568
LIGHT-Serviços de Electricidade SA, ordinary nominative (2)	560,613,850	4,077
Lojas Americanas SA, preferred nominative	88,570,000	3,600
Lojas Renner SA, ordinary nominative	779,200	45,195
Natura Cosméticos SA, ordinary nominative	2,500,000	30,715
New GP Capital Partners, LP, Class B (acquired 1/28/94, cost: $12,157,000) (1) (3) (4)	27,000	7,222
Perdigão SA, ordinary nominative	2,562,129	26,160
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	986,000	73,792
Porto Seguro SA, ordinary nominative	388,800	8,047
Submarino SA, ordinary nominative	263,000	5,145
Submarino SA, ordinary nominative (GDR) (acquired 10/11/05, cost: $6,746,000) (1)	228,978	8,974
Suzano Petroquímica SA, preferred nominative	3,564,800	5,743
Telemig Celular Participações SA, ordinary nominative	3,723,615,330	13,199
Telemig Celular Participações SA, preferred nominative (ADR)	546,158	20,153
Telemig Celular SA, Class G, preferred nominative	38,529	12,415
Tele Norte Celular Participações SA, ordinary nominative (2) (4)	9,214,930,561	3,648
Tele Norte Celular Participações SA, preferred nominative (ADR) (4)	453,978	3,995
TIM Participações SA, ordinary nominative	10,348,688,666	44,780
TIM Participações SA, preferred nominative (ADR)	1,561,653	43,492
Unibanco-União de Bancos Brasileiros SA, units (GDR)	38,962	2,883
Usinas Siderúrgicas de Minas Gerais SA, ordinary nominative	374,800	12,767
Usinas Siderúrgicas de Minas Gerais SA, Class A, preferred nominative	1,237,498	37,028
Vivo Participações SA, preferred nominative (2)	2	-
WEG SA, preferred nominative	9,200,300	41,632
		977,668

Canada - 0.48%
Banro Corp. (2)	1,209,100	10,549
CIC Energy Corp. (2) (4)	2,263,000	14,763
Ivanhoe Mines Ltd. (2)	4,172,800	26,026
Platmin Ltd. (2)	1,136,500	4,068
		55,406

Chile - 0.28%
Embotelladora Andina SA, Class A, preferred nominative (ADR)	1,920,200	24,963
Embotelladora Andina SA, Class B, preferred nominative (ADR)	503,673	7,102
		32,065

China - 7.67%
Advanced Semiconductor Manufacturing Corp. (Hong Kong) (2)	8,030,000	1,175
Agile Property Holdings Ltd. (Hong Kong)	6,258,000	5,092
Angang New Steel Co. Ltd. (Hong Kong)	12,883,300	10,233
Anhui Conch Cement Co. Ltd. (Hong Kong)	41,743,000	82,604
Baidu.com, Inc., Class A (ADR) (2)	11,200	980
Beijing Capital International Airport Co. Ltd. (Hong Kong)	37,460,000	24,566
Beijing Enterprises Holdings Ltd. (Hong Kong)	4,631,000	8,737
Bio-Treat Technology Ltd. (Singapore)	35,579,911	15,813
BOE Technology Group Co. Ltd., Class B (2)	33,554,952	6,115
BYD Co. Ltd. (Hong Kong) (2)	4,505,500	13,010
China Construction Bank Corp. (Hong Kong)	43,284,600	18,721
China Life Insurance Co. Ltd. (Hong Kong)	14,203,500	27,785
China Life Insurance Co. Ltd. (ADR)	776,500	60,691
China Mengniu Dairy Co. (Hong Kong)	33,552,000	56,240
China Merchants Holdings (International) Co. Ltd. (Hong Kong)	1,861,014	5,433
China Netcom Group Corp. (Hong Kong) Ltd.	2,555,500	4,580
China Oilfield Services Ltd. (Hong Kong)	9,847,000	5,295
China Overseas Land & Investment Ltd. (Hong Kong)	4,883,000	3,766
China Paradise Electronics Retail Ltd. (Hong Kong)	11,000,400	2,936
China Resources Enterprise Ltd. (Hong Kong)	11,074,000	23,989
Chongqing Changan Automobile Co. Ltd. (Hong Kong)	16,448,057	8,381
Citigroup Call Warrants on Baoshan Iron & Steel Co. Ltd., Class A, expire January 21, 2010 (acquired 12/7/05, cost: $4,452,000) (1)	8,986,000	4,673
Ctrip.com International Ltd. (ADR)	487,500	21,913
Dalian Port (PDA) Co. Ltd. (Hong Kong) (2)	50,462,000	22,345
Dongfeng Motor Group Co. Ltd. (Hong Kong) (2)	184,165,000	74,683
Fu Ji Food and Catering Services Holdings Ltd. (Hong Kong)	2,368,000	3,957
GOME Electrical Appliances Holding Ltd. (Hong Kong)	34,302,000	27,747
Guangdong Investment Ltd. (Hong Kong)	3,882,000	1,565
Guangzhou Shipyard International Co. Ltd. (Hong Kong) (2)	3,228,000	3,062
Lehman Call Warrants on Anhui Conch Cement Co. Ltd., Class A, expire June 2, 2008 (acquired 5/31/06, cost: $2,474,000) (1)	1,393,300	2,732
Lehman Call Warrants on Baoshan Iron & Steel Co. Ltd., Class A, expire June 2, 2008 (acquired 5/31/06, cost: $2,451,000) (1)	4,332,700	2,275
Lenovo Group Ltd. (Hong Kong)	94,636,700	37,057
Lianhua Supermarket Holdings Co. Ltd. (Hong Kong)	11,912,000	13,742
Li Ning Co. Ltd. (Hong Kong)	8,963,000	10,237
New Oriental Education & Technology Group Inc. (ADR) (2)	38,000	921
Nine Dragons Paper Industries Co. Ltd. (Hong Kong) (2)	35,114,500	39,702
PetroChina Co. Ltd. (Hong Kong)	70,878,100	76,291
Shanghai Forte Land Co. Ltd. (Hong Kong)	7,514,000	2,623
Shanghai Prime Machinery Co. Ltd. (Hong Kong) (2)	48,188,000	15,546
Tong Ren Tang Technologies Co. Ltd. (Hong Kong)	1,305,900	2,255
TPV Technology Ltd. (Hong Kong)	12,624,000	11,990
Tsingtao Brewery Co. Ltd. (Hong Kong)	27,397,100	36,921
UBS AG Call Warrants on Beijing Yanjing Brewery Co. Ltd., Class A, expire June 7, 2007 (acquired 6/7/06, cost: $30,742,000) (1)	30,624,000	31,570
Weichai Power Co. Ltd. (Hong Kong)	6,635,400	15,616
Weiqiao Textile Co. Ltd. (Hong Kong)	3,990,000	5,284
Wumart Stores, Inc. (Hong Kong)	6,957,000	24,045
ZTE Corp. (Hong Kong)	4,362,000	16,123
		891,017

Colombia - 0.30%
Inversiones Argos, SA	7,834,983	35,297
		35,297

Costa Rica - 0.00%
Consorcio International Hospital, SA de CV, Series II, convertible preferred (acquired 9/25/97, cost: $442,000) (1) (2)	23,970	12
Consorcio International Hospital, SA de CV, Series IV, convertible preferred (acquired 8/15/05, cost: $383,000) (1) (2)	766,721	383
		395

Czech Republic - 0.10%
Telefónica O2 Czech Republic, AS	576,400	11,421
		11,421

Egypt - 2.42%
Commercial International Bank (Egypt) S.A.E.	2,992,570	24,045
Commercial International Bank (Egypt) S.A.E. (GDR)	402,360	3,167
Egyptian Company for Mobile Services S.A.E.	2,042,740	57,933
Misr International Bank S.A.E. (2)	357,449	1,453
Orascom Construction Industries Co.	2,922,418	128,042
Orascom Construction Industries Co. (GDR)	582,356	50,514
Vodafone Egypt Telecommunications S.A.E.	982,135	16,448
		281,602

Hong Kong - 1.80%
Clear Media Ltd. (2)	22,774,000	25,433
Foxconn International Holdings Ltd. (2)	29,101,000	89,306
Kingboard Chemical Holdings Ltd.	1,382,000	4,975
Kingway Brewery Holdings Ltd.	18,547,300	7,284
Melco International Development Ltd.	881,000	1,886
Shangri-La Asia Ltd.	36,023,246	80,080
		208,964

Hungary - 0.27%
Magyar Telekom Telecommunications PLC (2)	3,195,400	12,847
MOL Magyar Olaj-és Gázipari Rt., Class A	207,900	18,907
		31,754

India - 5.96%
Apollo Hospitals Enterprise Ltd.	1,666,666	17,296
Apollo Hospitals Enterprise Ltd. (GDR)	233,800	2,408
Bharat Electronics Ltd.	380,971	9,631
Bharat Heavy Electricals Ltd.	375,606	19,637
Bharti Airtel Ltd. (2)	2,669,061	27,356
Cummins India Ltd.	3,205,274	16,015
Gujarat Ambuja Cements Ltd.	19,001,300	48,403
Hindustan Lever Ltd.	7,501,943	42,136
Hotel Leelaventure Ltd.	11,463,000	16,760
Housing Development Finance Corp. Ltd.	1,751,253	58,641
IL&FS Investsmart Ltd.	1,870,300	7,539
Infosys Technologies Ltd.	4,223,462	171,470
Infrastructure Development Finance Co. Ltd.	19,101,891	28,182
Jammu and Kashmir Bank Ltd.	537,400	5,271
Jet Airways (India) Ltd.	231,216	3,270
Maruti Udyog Ltd.	1,690,700	36,238
McDowell & Co. Ltd. (2)	2,177,847	29,480
McLeod Russel India Ltd. (2)	4,182,938	11,474
Oil & Natural Gas Corp. Ltd.	498,429	12,736
Reliance Energy Ltd.	821,951	8,684
Reliance Industries Ltd.	1,148,515	29,341
Reliance Natural Resources Ltd. (2)	1,220,466	594
SET India Ltd. (acquired 5/15/00, cost: $107,294,000) (1) (2)	284,195	16,275
Shopper's Stop Ltd.	1,005,300	12,660
Shree Cement Ltd.	262,265	5,757
Steel Authority of India Ltd.	1,831,434	3,118
Suzlon Energy Ltd.	1,057,800	28,533
Tata Steel Ltd.	647,200	7,572
Wipro Ltd.	1,381,536	15,805
		692,282

Indonesia - 4.54%
PT Bank Central Asia Tbk	15,651,500	8,216
PT Bank Mandiri (Persero) Tbk	324,840,500	82,156
PT Bank Rakyat Indonesia	89,938,500	47,762
PT Ciputra Surya Tbk	69,089,500	5,606
PT Jaya Real Property	25,785,000	1,796
PT Medco Energi Internasional Tbk	50,196,500	18,926
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	377,478,902	344,346
PT Ramayana Lestari Sentosa Tbk	69,661,500	6,654
PT Summarecon Agung Tbk	73,054,400	8,743
PT Surya Citra Media Tbk	38,098,000	3,395
		527,600

Israel - 2.81%
"Bezeq" The Israel Telecommunication Corp. Ltd.	41,352,700	51,726
Bank Hapoalim B.M.	8,989,011	42,444
Bank Leumi le-Israel B.M.	8,106,860	31,772
Ituran Group	141,700	2,033
Mizrahi Tefahot Bank Ltd.	1,336,733	8,205
Orbotech Ltd. (2)	315,673	7,481
Partner Communications Co. Ltd.	1,322,518	13,100
Partner Communications Co. Ltd. (ADR)	354,666	3,469
Supersol Ltd. (2)	5,428,121	17,174
Teva Pharmaceutical Industries Ltd. (ADR)	4,378,100	149,249
		326,653

Kazakhstan - 0.19%
OJSC Kazkommertsbank (ADR) (acquired 9/10/97, cost: $1,174,000) (1) (2)	920,655	17,117
OJSC Kazkommertsbank (GDR) (2)	281,265	5,229
		22,346

Luxembourg - 0.15%
Ternium SA (ADR) (2)	748,800	17,342
		17,342

Malaysia - 3.03%
AirAsia Bhd. (2)	40,552,800	16,832
Astro All Asia Networks PLC	11,021,700	14,831
Bumiputra-Commerce Holdings Bhd.	31,215,449	56,243
EON Capital Bhd.	11,273,000	17,576
Genting Bhd.	834,800	5,453
Hong Leong Bank Bhd.	6,535,900	9,486
IJM Corp. Bhd. (4)	30,339,614	51,030
IOI Corp. Bhd.	11,952,100	52,481
Maxis Communications Bhd.	2,997,600	7,246
MISC Bhd.	5,840,400	13,607
MK Land Holdings Bhd.	6,485,800	818
Naim Cendera Holdings Bhd.	6,239,100	5,078
Resorts World Bhd.	3,795,900	11,420
Road Builder (M) Holdings Bhd.	1,493,100	1,063
S P Setia Bhd. Group	24,367,400	24,988
Tanjong PLC	1,673,200	5,710
Tenaga Nasional Bhd.	4,085,750	10,752
Top Glove Corp. Bhd.	521,300	1,245
Transmile Group Bhd.	8,435,900	26,528
UMW Holdings Bhd.	10,145,196	19,944
		352,331

Mexico - 7.03%
Alsea, SA de CV, Series A	525,700	2,165
América Móvil, SA de CV, Series A (4)	48,825,000	96,431
América Móvil, SA de CV, Series L (4)	48,812,320	96,451
América Móvil, SA de CV, Series L (ADR) (4)	1,978,200	77,882
Carso Infraestructura y Construcción SA (2)	48,710,800	34,670
Cemex, SA de CV, ordinary participation certificates, units (ADR) (2)	480,100	14,441
Consorcio International Hospital, SA de CV, Series II, convertible preferred (acquired 9/25/97, cost: $4,315,000) (1) (2)	23,970	94
Consorcio International Hospital, SA de CV, Series IV, convertible preferred (acquired 12/28/05, cost: $2,438,000) (1) (2)	609,563	2,391
Controladora Comercial Mexicana, SA de CV, units	6,823,000	13,681
Empresas ICA, SA de CV, ordinary participation certificates (2)	16,145,391	58,192
Grupo Aeroportuario del Pacífico, SA de CV (ADR)	35,200	1,197
Grupo Famsa, SA de CV (2)	6,714,506	17,350
Grupo Financiero Banorte, SA de CV	4,933,279	15,563
Grupo Financiero Inbursa, SA de CV, Series O	3,239,300	5,605
Grupo Industrial Saltillo, SA de CV (2)	2,955,573	3,363
Grupo Televisa, SA, ordinary participation certificates (ADR)	5,969,228	126,906
Impulsora del Desarrollo y el Empleo en America Latina, SA de CV, Series B1 (2)	8,609,000	8,321
Kimberly-Clark de México, SA de CV, Class A, ordinary participation certificates	7,109,450	28,627
Wal-Mart de México, SA de CV, Series V	59,342,614	202,056
Wal-Mart de México, SA de CV, Series V (ADR)	319,472	10,846
		816,232

Morocco - 0.11%
Holcim (Maroc) SA	46,585	10,748
Société des Brasseries du Maroc	12,332	2,548
		13,296

Netherlands - 0.14%
Efes Breweries International NV (GDR) (2)	507,113	16,543
		16,543

Oman - 0.07%
BankMuscat (SAOG) (GDR) (acquired 9/29/05, cost: $5,895,000) (1)	682,575	7,918
		7,918

Peru - 0.04%
Cía. de Minas Buenaventura SA (ADR)	174,700	4,717
		4,717

Philippines - 0.55%
Ayala Corp.	571,283	5,412
Ayala Land, Inc.	50,081,130	14,222
Bayan Telecommunications Holdings Corp., Class A (acquired 2/12/98, cost: $1,850,000) (1) (2)	724,790	-
Bayan Telecommunications Holdings Corp., Class B (acquired 2/12/98, cost: $616,000) (1) (2)	241,431	-
International Container Terminal Services, Inc.	19,533,588	6,527
Philippine Long Distance Telephone Co. (ADR)	408,600	17,799
SM Investments Corp.	2,794,600	13,944
SM Prime Holdings, Inc.	33,576,979	5,629
		63,533

Poland - 0.32%
Telekomunikacja Polska SA	5,839,500	37,021
		37,021

Russia - 6.11%
Baring Vostok Private Equity Fund (acquired 12/15/00, cost: $7,374,000) (1) (3) (4) (5)	10,092,270	22,775
Baring Vostok Private Equity Fund III (acquired 3/30/05, cost: $11,470,000) (1) (3) (4) (5)	11,470,350	10,651
Evraz Group SA (GDR)	1,867,900	44,045
JSC MMC "Norilsk Nickel" (ADR)	246,070	31,907
Mobile Telesystems OJSC (ADR)	2,702,700	102,081
New Century Capital Partners, LP (acquired 12/7/95, cost: $5,484,000) (1) (2) (3)	5,247,900	5,836
Novolipetsk Steel (GDR)	2,014,300	38,935
OAO Belon	156,800	5,919
OAO Gazprom	1,334,000	14,243
OAO Gazprom (ADR)	1,499,450	64,731
OJSC Magnit (2)	986,237	32,151
OJSC OC Rosneft (GDR) (2)	3,389,973	27,079
Polyus Gold (ADR) (2)	791,970	34,451
Pyaterochka Holding NV (GDR) (2)	1,461,900	28,985
Sberbank (Savings Bank of the Russian Federation)	3,000	6,525
Unified Energy System of Russia (GDR)	2,038,600	148,405
Vimpel-Communications (ADR) (2)	1,510,900	91,545
		710,264

Singapore - 0.16%
Banyan Tree Holdings Ltd. (2)	22,945,000	12,281
Yanlord Land Group Ltd. (2)	6,701,000	5,741
		18,022

South Africa - 7.49%
Absa Group Ltd.	5,390,500	69,034
AngloGold Ashanti Ltd.	289,000	10,912
AngloGold Ashanti Ltd. (ADR)	1,043,100	39,367
Anglo Platinum Ltd.	463,528	47,264
Anglo Platinum Ltd., 6.38% convertible preferred May 31, 2009	119,068	4,471
Aspen Pharmacare Holdings Ltd. (2)	2,160,600	9,706
Aveng Ltd.	8,949,870	31,731
Cashbuild Ltd.	1,082,492	5,863
Consol Ltd.	2,990,800	6,021
Edgars Consolidated Stores Ltd.	3,748,900	14,480
FirstRand Ltd.	4,359,200	9,933
Gem Diamond Mining Co. of Africa Ltd. (acquired 3/2/06, cost: $17,243,000) (1) (2)	1,650,000	21,450
Gold Fields Ltd.	3,298,009	58,962
Gold Fields Ltd. (ADR)	26,100	466
Harmony Gold Mining Co. Ltd. (2)	3,621,612	46,988
Harmony Gold Mining Co. Ltd. (ADR) (2)	3,659,392	47,316
Impala Platinum Holdings Ltd.	442,194	73,549
Massmart Holdings Ltd.	5,424,800	39,753
Mittal Steel South Africa Ltd.	585,000	5,921
Mr Price Group Ltd. (2)	549,500	1,347
Murray & Roberts Holdings Ltd.	13,058,838	53,936
Mvelaphanda Resources Ltd. (2)	6,126,500	26,745
Nasionale Pers Beperk, Class N	779,005	12,033
Network Healthcare Holdings Ltd. (2)	8,246,100	13,179
Sappi Ltd.	1,563,700	20,216
Sasol Ltd.	2,427,993	80,180
South Africa Capital Growth Fund, LP, Class A (acquired 8/25/95, cost: $795,000) (1) (2) (3)	2,180	182
South Africa Capital Growth Fund, LP, Class D (acquired 8/25/95, cost: $4,776,000) (1) (2) (3)	13,650	1,141
South African Private Equity Fund III, LP (acquired 9/23/98, cost: $20,878,000) (1) (3) (4) (5)	28,791	33,309
Standard Bank Group Ltd.	6,586,114	65,995
Truworths International Ltd.	1,574,900	4,732
Wilson Bayly Holmes - Ovcon Ltd.	1,742,096	14,356
		870,538

South Korea - 15.60%
Asiana Airlines, Inc. (2)	5,750,320	41,894
Cheil Communications Inc.	31,970	7,155
Doosan Heavy Industries and Construction Co., Ltd.	165,910	6,923
Doosan Infracore Co., Ltd.	2,932,490	57,989
GS Engineering & Construction Co., Ltd.	629,680	44,223
Hankook Tire Co., Ltd.	4,424,660	58,084
Hyundai Development Co.	840,464	37,636
Hyundai Heavy Industries Co., Ltd.	88,310	12,274
Hyundai Mipo Dockyard Co., Ltd.	55,627	6,928
Hyundai Mobis	486,950	50,012
Hyundai Motor Co.	967,084	83,048
Hyundai Motor Co., nonvoting preferred	79,608	4,050
Hyundai Steel Co.	122,090	4,267
Kia Motors Corp.	246,040	4,005
Kookmin Bank	2,517,725	197,166
Kookmin Bank (ADR)	513,123	40,039
LG Chem, Ltd.	352,690	13,990
LG Petrochemical Co., Ltd.	202,620	4,415
LG.Philips LCD Co., Ltd. (2)	10	-
LG.Philips LCD Co., Ltd. (ADR) (2)	3,494,508	57,974
Lotte Shopping Co.	659,031	24,230
Lotte Shopping Co. (GDR) (2)	364,478	6,365
LS Cable Ltd.	251,850	9,347
Macquarie Korea Infrastructure Fund	205,000	1,383
Macquarie Korea Infrastructure Fund (GDR)	5,001,100	33,343
Nong Shim Co., Ltd.	18,809	5,366
POSCO	163,440	42,430
POSCO (ADR)	94,900	6,162
Pusan Bank	994,330	12,337
Samsung Electronics Co., Ltd.	329,107	231,847
Samsung Electronics Co., Ltd. (GDS)	978,394	341,923
Samsung Engineering Co., Ltd.	1,385,410	66,426
Samsung Fire & Marine Insurance Co., Ltd.	783,669	120,868
Samsung Heavy Industries Co., Ltd.	59,850	1,467
Samsung SDI Co., Ltd.	363,610	30,076
Samsung Securities Co., Ltd.	201,280	11,498
Shinhan Financial Group Co., Ltd.	1,361,850	61,253
Shinsegae Co., Ltd.	73,530	38,044
SK Corp.	208,580	13,901
Sungshin Cement Co., Ltd.	638,910	8,016
Woori Finance Holdings Co., Ltd.	658,140	13,852
		1,812,206

Sri Lanka - 0.02%
Dialog Telekom Ltd.	11,082,500	2,324
		2,324

Sweden - 0.11%
Oriflame Cosmetics SA (SDR)	369,600	12,252
		12,252

Taiwan - 11.43%
Acer Inc.	321,300	544
Advanced Semiconductor Engineering, Inc. (2)	47,580,000	44,115
Asia Cement Corp.	63,658,520	46,115
Asia Corporate Partners Fund, Class B (acquired 3/12/96, cost: $1,600,000) (1) (3)	39,360	1,033
Asia Optical Co., Ltd.	841,050	3,907
ASUSTeK Computer Inc.	14,461,576	33,903
AU Optronics Corp.	43,451,488	61,786
AU Optronics Corp. (ADR)	1,127,428	16,066
Cathay Financial Holding Co., Ltd.	40,094,007	80,235
Chi Mei Optoelectronics Corp.	8,763,836	9,671
China Life Insurance Co., Ltd. (2)	5,598,000	2,710
China Steel Corp.	25,830,185	22,263
Chinatrust Financial Holding Co., Ltd.	22,357,336	16,668
Chong Hong Construction Co., Ltd.	2,130,968	5,935
CTCI Corp.	27,785,710	17,523
Delta Electronics Inc.	18,139,926	52,182
EVA Airways Corp.	107,279,648	42,840
Fubon Financial Holding Co., Ltd.	102,829,000	85,200
High Tech Computer Corp.	903,438	23,858
Hon Hai Precision Industry Co., Ltd.	52,582,890	319,737
Hon Hai Precision Industry Co., Ltd. (GDR)	1,444,640	17,794
Innolux Display Corp. (2)	1,578,000	2,861
MediaTek Incorporation	5,077,154	48,055
Mega Financial Holding Co., Ltd.	17,238,000	12,204
President Chain Store Corp.	16,989,517	36,635
Quanta Computer Inc.	2,802,641	4,023
Seres Capital (Cayman) (acquired 3/12/96, cost: $12,000) (1) (3) (4)	2	13
Seres Capital (Cayman), nonvoting (acquired 3/12/96, cost: $63,000) (1) (3) (4)	8	66
Siliconware Precision Industries Co., Ltd.	5,239,000	6,240
SinoPac Financial Holdings Co., Ltd.	37,514,000	17,903
Sinyi Realty Inc.	993,000	2,411
Synnex Technology International Corp.	35,381,100	31,513
Taiwan Cement Corp.	67,808,228	50,898
Taiwan Semiconductor Manufacturing Co., Ltd.	103,476,637	186,192
Test-Rite International Co., Ltd.	15,761,901	8,435
Tong Yang Industry Co., Ltd. (4)	22,244,243	16,320
		1,327,854

Thailand - 2.52%
Bank of Ayudhya PCL	22,834,300	10,432
Bank of Ayudhya PCL, nonvoting depositary receipts	12,158,500	5,553
Banpu PCL	3,900,800	15,122
Electricity Generating PCL	17,971,847	38,672
KASIKORNBANK PCL	20,774,500	38,013
Kiatnakin Bank PCL	7,102,000	5,578
Krung Thai Bank PCL	133,505,400	40,372
Major Cineplex Group PCL	22,835,400	8,978
Minor International PCL	3,823,500	968
Ratchaburi Electricity Generating Holding PCL	9,195,800	8,553
Siam City Cement PCL	2,643,824	16,472
Thai Airways International PCL	10,494,500	13,136
Thai Beverage PCL	361,306,000	67,193
Thanachart Capital PCL	15,623,000	6,178
TISCO Bank PCL	23,037,713	13,619
TISCO Bank PCL, nonvoting depositary receipts	6,005,387	3,555
		292,394

Turkey - 3.05%
Akbank TAŞ	19,579,802	99,880
Aktas Elektrik Ticaret AŞ (2)	4,273	-
Anadolu Efes Biracilik ve Malt Sanayii AŞ	1,599,307	39,634
Coca-Cola İçecek AŞ, Class C (2)	4,017,600	19,909
Dogan Yayin Holding AŞ (2)	2,266,471	7,047
Enka İnşaat ve Sanayi AŞ	353,755	2,596
Hürriyet Gazetecilik ve Matbaacilik AŞ	1,890,309	4,732
Migros Türk TAŞ (2)	2,451,905	24,573
Selçuk Ecza Deposu Ticaret ve Sanayi AŞ, Class B (2)	3,643,635	11,654
Türkiye Garanti Bankasi AŞ	12,196,831	35,949
Türkiye İş Bankasi AŞ, Class C	10,860,178	57,543
Türkiye Petrol Rafinerileri AŞ	3,325,138	51,198
		354,715

United Arab Emirates - 0.16%
Kingdom Hotel Investments (GDR) (2)	2,270,500	18,645
		18,645

United Kingdom - 0.65%
Anglo American PLC	455,993	19,036
Kazakhmys PLC	257,200	5,515
Lonmin PLC	720,600	34,460
Nikanor PLC (2)	1,570,400	16,819
		75,830

United States Of America - 0.51%
AsiaInfo Holdings, Inc. (2)	936,540	4,214
CTC Media, Inc. (2)	1,018,000	22,701
Freeport-McMoRan Copper & Gold Inc., Class B	96,700	5,150
Net 1 UEPS Technologies, Inc. (2)	584,800	13,369
Sohu.com Inc. (2)	297,400	6,549
Transmeridian Exploration, Inc. (2)	927,400	3,663
Zoran Corp. (2)	250,500	4,028
		59,674

Vietnam - 0.28%
Vietnam Enterprise Investments Ltd., Class C (acquired 6/29/06, cost: $8,157,000) (1) (2) (3) (4)	7,997,000	8,077
Vietnam Enterprise Investments Ltd., Redeemable (acquired 9/20/01, cost: $8,432,000) (1) (2) (3) (4)	7,888,071	24,059
		32,136

Multinational - 0.47%
Capital International Global Emerging Markets Private Equity Fund, LP (acquired 6/30/99, cost: $9,239,000) (1) (3) (4) (5)	55,411	19,078
Capital International Private Equity Fund IV, LP (acquired 3/29/05, cost: $22,784,000) (1) (3) (4) (5)	29,727	25,990
New Asia East Investment Fund Ltd., Class A (acquired 5/23/96, cost: $189,000) (1) (2) (3) (4)	279,240	540
New Asia East Investment Fund Ltd., Class B (acquired 5/23/96, cost: $2,584,000) (1) (2) (3) (4)	3,810,369	7,368
Pan Asia Special Opportunities Fund (Cayman) (acquired 10/18/00, cost: $1,132,000) (1) (3) (4)	240,000	988
		53,964

Miscellaneous - 0.92%
Equity securities in initial period of acquisition		106,468

Total equity securities (cost: $6,711,186,000)		11,180,037

Bonds and notes	Units or principal	Value
	amount (000)	(000)

Argentina - 0.25%
Republic of Argentina:
GDP-Linked Bond, 0% December 15, 2035 (6)	ARS231,715	$6,870
Index-Linked, Payment-in-Kind Bond, 7.255% December 31, 2033 (7)	59,176	21,992
		28,862

Brazil - 0.39%
Banco BMG SA :
8.75% July 1, 2010 (acquired 6/22/05, cost: $10,061,000) (1)	$10,080	10,130
9.15% January 15, 2016 (acquired 12/15/05, cost: $2,650,000) (1)	2,700	2,714
Banco Votorantim Nassau Index-Linked 9.25% December 20, 2012	BRL7,000	3,036
Federal Republic of Brazil 8.00% January 15, 2018	$3,250	3,578
LIGHT-Serviços de Eletricidade SA 11.415% convertible debentures June 30, 2015 (7)	BRL3,262	2,236
Nota do Tesouro Nacional Index-Linked Bond:
9.418% May 15, 2011 (7)	4	2,550
9.445% August 15, 2010 (7)	10	6,827
Unibanco-União de Bancos Brasileiros SA:
Index-Linked 8.70% Senior Notes due February 11, 2010	23,880	10,388
8.70% Junior Notes due July 29, 2010 (acquired 7/22/05, cost: $3,470,000) (1)	$3,470	3,592
		45,051

Dominican Republic - 0.01%
Dominican Republic Payment-in-Kind Bond, 9.50% September 27, 2011 (acquired 5/12/05, cost: $1,456,000) (1)	1,356	1,464
		1,464

Peru - 0.02%
Republic of Peru 9.875% February 6, 2015	2,370	2,945
		2,945

Russia - 0.00%
Russian Federation 5.00% March 31, 2030 (7)	278	310
		310

Turkey - 0.03%
Republic of Turkey 11.875% January 15, 2030	2,047	3,027
		3,027

Venezuela - 0.02%
Republic of Venezuela:
8.50% October 8, 2014	755	838
9.25% September 15, 2027	1,040	1,276
		2,114

Total bonds and notes (cost: $72,793,000)		83,773

Short-term securities	Units or principal	Value
	amount (000)	(000)

Corporate short-term notes - 1.78%
Bank of America Corp. 5.22% due 10/2/06	$35,700	35,690
Barton Capital Corp. 5.25% due 10/5/06	21,100	21,084
National Australia Funding (DE) Inc. 5.23% due 10/2/06	39,000	38,989
Old Line Funding LLC 5.26% due 10/2/06	27,517	27,509
Sheffield Receivables Corp. 5.30% due 10/5/06	9,300	9,292
The Concentrate Manufacturing Company of Ireland 5.22% due 10/4/06	28,300	28,283
Total Capital S.A. 5.23% due 10/2/06	21,000	20,994
UBS Finance Delaware LLC 5.24% due 10/2/06	25,000	24,993
		206,834

Federal agency discount notes - 0.81%
Fannie Mae 5.15%-5.22% due 10/2-10/13/06	93,700	93,606
		93,606

Total short-term securities (cost: $300,442,000)		300,440

Total investment securities (cost: $7,084,421,000)		11,564,250
Net unrealized appreciation on foreign currency contracts (8)		4,796
Excess of cash and receivables over payables		49,168

Net assets		$11,618,214

(1) Purchased in a private placement transaction (not including purchases of securities that were publicly offered in the primary local market but were not registered under U.S. securites laws); resale to the public may require registration in the country where the primary market is located, and no right to demand registration exists. As of September 30, 2006, the total value and cost of such securities were $303,889,000 and $355,105,000, respectively, and the value represented 2.62% of net assets.

(2) Non-income-producing securities.
(3) Cost and market value do not include prior distributions to the fund from income or proceeds realized from securities held by the private equity fund. Therefore, the cost and market value may not be indicative of the private equity fund's performance.

(4) This issuer represents investment in an affiliate as defined in the Investment Company Act of 1940. This definition includes, but is not limited to, issuers in which the fund owns more than 5% of the outstanding voting securities. New Asia East Investment Fund Ltd., Capital International Global Emerging Markets Private Equity Fund, LP and Capital International Private Equity Fund IV, LP are also considered affiliates since these issuers have the same investment adviser as the fund. A summary of the fund's transactions in the securities of affiliated issuers during the three months ended September 30, 2006 can be found in the Investments in affiliates schedule below.

(5) Excludes an unfunded capital commitment representing an agreement which obligates the fund to meet capital calls in the future. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.

(6) Represents a zero coupon bond that may convert to a coupon-bearing security at a later date.
(7) Coupon rate may change periodically.
(8) As of September 30, 2006, the net unrealized foreign currency contracts receivable consists of the following:

	Contract amount		U.S. valuation

				Unrealized
	Non-U.S.	U.S.	Amount	appreciation
	(000)	(000)	(000)	(000)
Sales:
South African Rand to U.S. Dollar expiring 10/5-10/18/06	ZAR385,811	$54,415	$49,619	$4,796

Foreign currency contracts ---net……………				$4,796

Abbreviations
Securities:
ADR - American Depositary Receipts
GDR - Global Depositary Receipts
GDS - Global Depositary Shares
SDR - Special Drawing Rights

Non-U.S. currency:
ARS - Argentine Peso
BRL - Brazilian Real
ZAR - South African Rand

Federal income tax information
As of September 30, 2006, the cost of investment securities, excluding forward currency contracts, and cash denominated in non-U.S. currencies for federal income tax reporting purposes was $7,163,526,000. Net unrealized appreciation on investments, excluding forward currency contracts, aggregated $4,414,039,000, net of accumulated deferred taxes totaling $114,000, of which $4,764,020,000 related to appreciated securities and $349,981,000 related to depreciated securities.

Issuer	Beginning shares	Purchases/ Additions	Sales/ Reductions	Ending shares	Dividend and interest income (000)	Value (000)

Affiliated issuers:
América Móvil	104,171,020	-	4,555,500	99,615,520	$1,426	$270,764
CIC Energy	2,263,000	-	-	2,263,000	-	14,763
IJM	29,884,114	455,500	-	30,339,614	585	51,030
Tele Norte Celular Participações	9,215,384,539	-	-	9,215,384,539	-	7,643
Tong Yang Industry	22,244,243	-	-	22,244,243	837	16,320

Affiliated private equity funds/private placements:
Baring Vostok Private Equity Fund	10,092,270	-	-	10,092,270	207	22,775
Baring Vostok Private Equity Fund III	9,766,600	1,703,750	-	11,470,350	-	10,651
Capital International Global Emerging	55,388	23	-	55,411	18	19,078
Markets Private Equity Fund
Capital International Private Equity Fund IV	24,556	5,171	-	29,727	17	25,990
Hidroneuquen	28,022,311	-	-	28,022,311	-	837
New Asia East Investment Fund	4,089,609	-	-	4,089,609	-	7,908
New GP Capital Partners	27,000	-	-	27,000	-	7,222
Pan Asia Special Opportunities Fund	240,000	-	-	240,000	-	988
Seres Capital	10	-	-	10	-	79
South African Private Equity Fund III	28,791	-	-	28,791	-	33,309
Vietnam Enterprise Investments	12,888,071	2,997,000	-	15,885,071	-	32,136

Unaffiliated issuers:*
Nortel Inversora	2,285,800	-	1,426,800	859,000	-	-

					$3,090	$521,493

*Affiliated during the period but no longer affiliated at September 30, 2006.

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMERGING MARKETS GROWTH FUND, INC.

By /s/ Shaw B. Wagener
Shaw B. Wagener, President and Chief Executive Officer

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Shaw B. Wagener
Shaw B. Wagener, President and Chief Executive Officer

Date: November 28, 2006

By /s/ Michael A. Felix
Michael A. Felix, Vice President and Treasurer

Date: November 28, 2006